BNY Mellon Institutional S&P 500 Stock Index Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.9%
Automobiles & Components — 1.8%
Aptiv PLC(a)	6,306	432,844
Ford Motor Co.	113,241	1,253,578
General Motors Co.	27,043	1,442,474
Tesla, Inc.(a)	79,965	24,650,810
		27,779,706
Banks — 3.5%
Bank of America Corp.	186,990	8,839,017
Citigroup, Inc.	53,286	4,992,898
Citizens Financial Group, Inc.	12,402	591,824
Fifth Third Bancorp	19,695	818,721
Huntington Bancshares, Inc.	41,045	674,369
JPMorgan Chase & Co.	79,305	23,493,313
KeyCorp	28,730	514,842
M&T Bank Corp.	4,523	853,490
Regions Financial Corp.	26,640	674,791
The PNC Financial Services Group, Inc.	11,365	2,162,419
Truist Financial Corp.	37,424	1,635,803
U.S. Bancorp	44,283	1,990,964
Wells Fargo & Co.	92,862	7,487,463
		54,729,914
Capital Goods — 6.1%
3M Co.	15,454	2,306,046
A.O. Smith Corp.	2,902	205,433
Allegion PLC	2,400	398,208
AMETEK, Inc.	6,557	1,212,061
Axon Enterprise, Inc.(a)	2,087	1,576,708
Builders FirstSource, Inc.(a)	3,260	414,444
Carrier Global Corp.	22,617	1,551,979
Caterpillar, Inc.	13,421	5,878,666
Cummins, Inc.	3,960	1,455,775
Deere & Co.	7,242	3,797,488
Dover Corp.	3,782	685,071
Eaton Corp. PLC	11,166	4,295,784
Emerson Electric Co.	16,192	2,356,098
Fastenal Co.	33,057	1,524,919
Fortive Corp.	9,780	468,755
GE Vernova, Inc.	7,754	5,119,889
Generac Holdings, Inc.(a)	1,710	332,920
General Dynamics Corp.	7,240	2,256,056
General Electric Co.	30,431	8,249,235
Honeywell International, Inc.	18,296	4,068,116
Howmet Aerospace, Inc.	11,488	2,065,198
Hubbell, Inc.	1,565	684,656
Huntington Ingalls Industries, Inc.	1,183	329,891
IDEX Corp.	2,274	371,822
Illinois Tool Works, Inc.	7,560	1,935,133
Ingersoll Rand, Inc.	11,271	953,865
Johnson Controls International PLC	18,941	1,988,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Capital Goods — 6.1% (continued)
L3Harris Technologies, Inc.	5,314	1,460,393
Lennox International, Inc.	887	540,183
Lockheed Martin Corp.	5,914	2,489,676
Masco Corp.	5,426	369,673
Nordson Corp.	1,436	307,606
Northrop Grumman Corp.	3,874	2,233,787
Otis Worldwide Corp.	11,261	964,955
PACCAR, Inc.	14,988	1,480,215
Parker-Hannifin Corp.	3,615	2,645,818
Pentair PLC	4,633	473,493
Quanta Services, Inc.	4,234	1,719,554
Rockwell Automation, Inc.	3,170	1,114,921
RTX Corp.	38,123	6,007,041
Snap-on, Inc.	1,468	471,507
Stanley Black & Decker, Inc.	4,374	295,901
Textron, Inc.	5,197	404,171
The Boeing Company(a)	21,516	4,773,109
Trane Technologies PLC	6,370	2,790,570
TransDigm Group, Inc.	1,592	2,560,668
United Rentals, Inc.	1,871	1,651,981
W.W. Grainger, Inc.	1,229	1,277,595
Westinghouse Air Brake Technologies Corp.	4,870	935,283
Xylem, Inc.	6,947	1,004,675
		94,455,796
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	11,630	3,599,485
Broadridge Financial Solutions, Inc.	3,385	837,821
Cintas Corp.	9,812	2,183,661
Copart, Inc.(a)	24,836	1,125,816
Dayforce, Inc.(a)	4,682	270,011
Equifax, Inc.	3,599	864,588
Jacobs Solutions, Inc.	3,529	500,659
Leidos Holdings, Inc.	3,709	592,142
Paychex, Inc.	9,297	1,341,836
Paycom Software, Inc.	1,436	332,491
Republic Services, Inc.	5,714	1,317,934
Rollins, Inc.	8,377	479,751
Veralto Corp.	7,195	754,252
Verisk Analytics, Inc.	4,030	1,123,201
Waste Management, Inc.	10,534	2,413,972
		17,737,620
Consumer Discretionary Distribution & Retail — 5.9%
Amazon.com, Inc.(a)	269,626	63,122,143
AutoZone, Inc.(a)	481	1,812,591
Best Buy Co., Inc.	5,255	341,890
CarMax, Inc.(a)	4,521	255,934
eBay, Inc.	13,366	1,226,331
Genuine Parts Co.	4,096	527,892
LKQ Corp.	7,515	221,467
Lowe’s Companies, Inc.	16,057	3,589,863
O’Reilly Automotive, Inc.(a)	24,595	2,418,180

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Consumer Discretionary Distribution & Retail — 5.9% (continued)
Pool Corp.	1,033	318,309
Ross Stores, Inc.	9,274	1,266,272
The Home Depot, Inc.	28,363	10,423,686
The TJX Companies, Inc.	31,860	3,967,526
Tractor Supply Co.	15,546	885,345
Ulta Beauty, Inc.(a)	1,311	675,178
Williams-Sonoma, Inc.	3,643	681,423
		91,734,030
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	7,806	1,115,009
Deckers Outdoor Corp.(a)	4,157	441,349
Garmin Ltd.	4,398	962,106
Hasbro, Inc.	3,918	294,477
Lennar Corp., Cl. A	6,602	740,612
Lululemon Athletica, Inc.(a)	3,223	646,308
Mohawk Industries, Inc.(a)	1,557	178,292
NIKE, Inc., Cl. B	33,611	2,510,406
NVR, Inc.(a)	83	626,608
PulteGroup, Inc.	5,638	636,643
Ralph Lauren Corp.	1,087	324,741
Tapestry, Inc.	5,899	637,269
		9,113,820
Consumer Services — 2.0%
Airbnb, Inc., Cl. A(a)	12,168	1,611,165
Booking Holdings, Inc.	928	5,107,768
Caesars Entertainment, Inc.(a)	5,872	156,665
Carnival Corp.(a)	29,889	889,796
Chipotle Mexican Grill, Inc.(a)	38,931	1,669,361
Darden Restaurants, Inc.	3,395	684,670
Domino’s Pizza, Inc.	935	433,101
DoorDash, Inc., Cl. A(a)	9,758	2,441,940
Expedia Group, Inc.	3,342	602,295
Hilton Worldwide Holdings, Inc.	6,843	1,834,471
Las Vegas Sands Corp.	9,464	495,914
Marriott International, Inc., Cl. A	6,515	1,718,852
McDonald’s Corp.	20,404	6,122,628
MGM Resorts International(a)	5,874	214,107
Norwegian Cruise Line Holdings Ltd.(a)	12,084	308,867
Royal Caribbean Cruises Ltd.	7,105	2,258,466
Starbucks Corp.	32,429	2,891,370
Wynn Resorts Ltd.	2,393	260,909
Yum! Brands, Inc.	7,887	1,136,911
		30,839,256
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	12,661	11,896,782
Dollar General Corp.	6,212	651,639
Dollar Tree, Inc.(a)	5,537	628,726
Sysco Corp.	13,735	1,093,306
Target Corp.	13,120	1,318,560
The Kroger Company	17,679	1,239,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
Walgreens Boots Alliance, Inc.	21,900	254,916
Walmart, Inc.	123,290	12,079,954
		29,163,181
Energy — 3.0%
APA Corp.	9,265	178,722
Baker Hughes Co.	28,179	1,269,464
Chevron Corp.	54,726	8,298,651
ConocoPhillips	35,861	3,418,988
Coterra Energy, Inc.	20,953	511,044
Devon Energy Corp.	18,136	602,478
Diamondback Energy, Inc.	5,329	792,209
EOG Resources, Inc.	15,570	1,868,711
EQT Corp.	17,198	924,393
Expand Energy Corp.	6,249	654,770
Exxon Mobil Corp.	122,991	13,730,715
Halliburton Co.	24,546	549,830
Kinder Morgan, Inc.	54,901	1,540,522
Marathon Petroleum Corp.	8,916	1,517,414
Occidental Petroleum Corp.	19,681	864,783
ONEOK, Inc.	17,780	1,459,916
Phillips 66	11,689	1,444,527
Schlumberger NV	42,829	1,447,620
Targa Resources Corp.	6,173	1,027,249
Texas Pacific Land Corp.	561	543,121
The Williams Companies, Inc.	35,152	2,107,362
Valero Energy Corp.	9,010	1,237,163
		45,989,652
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(b)	4,200	321,006
American Tower Corp.(b)	13,358	2,783,674
AvalonBay Communities, Inc.(b)	4,114	766,356
BXP, Inc.(b)	4,385	286,911
Camden Property Trust(b)	2,890	315,588
Crown Castle, Inc.(b)	12,483	1,311,838
Digital Realty Trust, Inc.(b)	9,156	1,615,485
Equinix, Inc.(b)	2,785	2,186,698
Equity Residential(b)	10,135	640,532
Essex Property Trust, Inc.(b)	1,766	459,478
Extra Space Storage, Inc.(b)	6,101	819,730
Federal Realty Investment Trust(b)	2,263	208,558
Healthpeak Properties, Inc.(b)	20,006	338,902
Host Hotels & Resorts, Inc.(b)	21,237	333,846
Invitation Homes, Inc.(b)	16,802	514,981
Iron Mountain, Inc.(b)	8,281	806,238
Kimco Realty Corp.(b)	19,245	408,571
Mid-America Apartment Communities, Inc.(b)	3,286	468,025
Prologis, Inc.(b)	26,359	2,814,614
Public Storage(b)	4,543	1,235,423
Realty Income Corp.(b)	25,659	1,440,240
Regency Centers Corp.(b)	4,694	335,152
SBA Communications Corp.(b)	3,102	697,081

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Simon Property Group, Inc.(b)	8,753	1,433,654
UDR, Inc.(b)	8,026	315,341
Ventas, Inc.(b)	12,748	856,411
VICI Properties, Inc.(b)	30,418	991,627
Welltower, Inc.(b)	17,780	2,934,945
Weyerhaeuser Co.(b)	20,149	504,732
		28,145,637
Financial Services — 8.2%
American Express Co.	15,784	4,724,309
Ameriprise Financial, Inc.	2,741	1,420,359
Apollo Global Management, Inc.	12,901	1,874,773
Berkshire Hathaway, Inc., Cl. B(a)	52,328	24,692,537
BlackRock, Inc.	4,182	4,625,334
Blackstone, Inc.	20,953	3,624,031
Block, Inc.(a)	14,938	1,154,110
Capital One Financial Corp.	18,195	3,911,925
Cboe Global Markets, Inc.	2,982	718,781
CME Group, Inc.	10,283	2,861,553
Coinbase Global, Inc., Cl. A(a)	6,030	2,277,893
Corpay, Inc.(a)	2,095	676,790
FactSet Research Systems, Inc.	1,027	413,778
Fidelity National Information Services, Inc.	15,083	1,197,741
Fiserv, Inc.(a)	15,846	2,201,643
Franklin Resources, Inc.	9,983	239,592
Global Payments, Inc.	6,825	545,659
Intercontinental Exchange, Inc.	16,291	3,011,065
Invesco Ltd.	13,383	281,177
Jack Henry & Associates, Inc.	2,147	364,593
KKR & Co., Inc.	19,405	2,844,385
MarketAxess Holdings, Inc.	1,010	207,555
Mastercard, Inc., Cl. A	23,147	13,112,081
Moody’s Corp.	4,392	2,265,086
Morgan Stanley	35,239	5,020,148
MSCI, Inc.	2,246	1,260,815
Nasdaq, Inc.	11,745	1,130,104
Northern Trust Corp.	5,415	703,950
PayPal Holdings, Inc.(a)	27,964	1,922,805
Raymond James Financial, Inc.	5,280	882,446
S&P Global, Inc.	8,950	4,932,345
State Street Corp.	8,010	895,117
Synchrony Financial	11,038	769,017
T. Rowe Price Group, Inc.	6,148	623,715
The Bank of New York Mellon Corp.	20,665	2,096,464
The Charles Schwab Corp.	48,692	4,758,669
The Goldman Sachs Group, Inc.	8,756	6,335,754
Visa, Inc., Cl. A	48,825	16,867,573
		127,445,672
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	48,494	3,003,718
Archer-Daniels-Midland Co.	13,316	721,461
Brown-Forman Corp., Cl. B	5,171	149,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Food, Beverage & Tobacco — 2.3% (continued)
Bunge Global SA	3,894	310,585
Conagra Brands, Inc.	14,395	262,853
Constellation Brands, Inc., Cl. A	4,474	747,337
General Mills, Inc.	15,438	756,153
Hormel Foods Corp.	8,376	235,282
Kellanova	7,789	621,796
Keurig Dr. Pepper, Inc.	38,166	1,246,120
Lamb Weston Holdings, Inc.	4,041	230,620
McCormick & Co., Inc.	7,103	501,685
Molson Coors Beverage Co., Cl. B	5,003	243,746
Mondelez International, Inc., Cl. A	36,619	2,368,883
Monster Beverage Corp.(a)	19,787	1,162,486
PepsiCo, Inc.	39,125	5,396,120
Philip Morris International, Inc.	44,417	7,286,609
The Campbell’s Company	6,318	201,671
The Coca-Cola Company	110,538	7,504,425
The Hershey Company	4,171	776,348
The J.M. Smucker Company	3,160	339,194
The Kraft Heinz Company	24,510	673,045
Tyson Foods, Inc., Cl. A	7,809	408,411
		35,147,731
Health Care Equipment & Services — 3.6%
Abbott Laboratories	49,648	6,265,081
Align Technology, Inc.(a)	1,987	256,343
Baxter International, Inc.	15,399	335,082
Becton, Dickinson & Co.	8,251	1,470,741
Boston Scientific Corp.(a)	42,157	4,423,113
Cardinal Health, Inc.	6,679	1,036,714
Cencora, Inc.	5,009	1,432,975
Centene Corp.(a)	13,622	355,126
CVS Health Corp.	35,889	2,228,707
DaVita, Inc.(a)	917	128,719
DexCom, Inc.(a)	11,368	918,193
Edwards Lifesciences Corp.(a)	16,913	1,341,370
Elevance Health, Inc.	6,397	1,810,863
GE HealthCare Technologies, Inc.	13,073	932,366
HCA Healthcare, Inc.	4,930	1,745,171
Henry Schein, Inc.(a)	3,614	244,487
Hologic, Inc.(a)	6,566	438,740
Humana, Inc.	3,409	851,807
IDEXX Laboratories, Inc.(a)	2,321	1,240,134
Insulet Corp.(a)	1,946	561,226
Intuitive Surgical, Inc.(a)	10,224	4,918,664
Labcorp Holdings, Inc.	2,416	628,353
McKesson Corp.	3,550	2,462,067
Medtronic PLC	36,409	3,285,548
Molina Healthcare, Inc.(a)	1,545	243,909
Quest Diagnostics, Inc.	3,131	524,161
ResMed, Inc.	4,182	1,137,253
Solventum Corp.(a)	4,129	294,646
STERIS PLC	2,809	636,210

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Health Care Equipment & Services — 3.6% (continued)
Stryker Corp.	9,815	3,854,645
The Cigna Group	7,609	2,034,495
The Cooper Companies, Inc.(a)	5,849	413,466
UnitedHealth Group, Inc.	25,886	6,460,110
Universal Health Services, Inc., Cl. B	1,723	286,793
Zimmer Biomet Holdings, Inc.	5,845	535,694
		55,732,972
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	6,892	646,263
Colgate-Palmolive Co.	23,390	1,961,252
Kenvue, Inc.	55,479	1,189,470
Kimberly-Clark Corp.	9,554	1,190,619
The Clorox Company	3,377	424,016
The Estee Lauder Companies, Inc., Cl. A	6,510	607,643
The Procter & Gamble Company	66,904	10,067,045
		16,086,308
Insurance — 1.9%
Aflac, Inc.	13,931	1,384,184
American International Group, Inc.	16,680	1,294,868
Aon PLC, Cl. A	6,212	2,209,671
Arch Capital Group Ltd.	10,444	898,811
Arthur J. Gallagher & Co.	7,323	2,103,532
Assurant, Inc.	1,499	280,763
Brown & Brown, Inc.	6,846	625,519
Chubb Ltd.	10,710	2,849,289
Cincinnati Financial Corp.	4,606	679,431
Erie Indemnity Co., Cl. A	722	257,205
Everest Group Ltd.	1,169	392,550
Globe Life, Inc.	2,105	295,689
Loews Corp.	4,889	442,650
Marsh & McLennan Cos., Inc.	14,028	2,794,378
MetLife, Inc.	16,234	1,232,972
Principal Financial Group, Inc.	5,667	441,063
Prudential Financial, Inc.	9,916	1,027,099
The Allstate Corp.	7,585	1,541,651
The Hartford Insurance Group, Inc.	8,142	1,012,783
The Progressive Corp.	16,690	4,039,648
The Travelers Companies, Inc.	6,439	1,675,685
W. R. Berkley Corp.	8,853	609,175
Willis Towers Watson PLC	2,831	894,058
		28,982,674
Materials — 1.8%
Air Products and Chemicals, Inc.	6,281	1,808,174
Albemarle Corp.	3,655	247,992
Amcor PLC	66,061	617,670
Avery Dennison Corp.	2,255	378,321
Ball Corp.	7,831	448,403
CF Industries Holdings, Inc.	4,546	422,005
Corteva, Inc.	19,639	1,416,561
Dow, Inc.	19,812	461,422
DuPont de Nemours, Inc.	11,844	851,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Materials — 1.8% (continued)
Eastman Chemical Co.	3,449	250,432
Ecolab, Inc.	7,195	1,883,363
Freeport-McMoRan, Inc.	40,579	1,632,899
International Flavors & Fragrances, Inc.	7,326	520,366
International Paper Co.	15,064	704,091
Linde PLC	13,433	6,182,673
LyondellBasell Industries NV, Cl. A	7,571	438,588
Martin Marietta Materials, Inc.	1,764	1,014,088
Newmont Corp.	32,043	1,989,870
Nucor Corp.	6,532	934,533
Packaging Corp. of America	2,559	495,806
PPG Industries, Inc.	6,535	689,443
Smurfit WestRock PLC	14,508	643,865
Steel Dynamics, Inc.	3,910	498,760
The Mosaic Company	8,539	307,489
The Sherwin-Williams Company	6,523	2,158,330
Vulcan Materials Co.	3,710	1,019,026
		28,015,754
Media & Entertainment — 8.8%
Alphabet, Inc., Cl. A	166,081	31,870,944
Alphabet, Inc., Cl. C	133,970	25,837,454
Charter Communications, Inc., Cl. A(a)	2,742	738,585
Comcast Corp., Cl. A	106,271	3,531,385
Electronic Arts, Inc.	6,498	990,880
Fox Corp., Cl. A	5,885	328,148
Fox Corp., Cl. B	4,002	204,662
Live Nation Entertainment, Inc.(a)	4,318	637,769
Match Group, Inc.	6,953	238,279
Meta Platforms, Inc., Cl. A	61,956	47,919,249
Netflix, Inc.(a)	12,144	14,079,754
News Corp., Cl. A	11,558	338,881
News Corp., Cl. B	3,394	113,428
Omnicom Group, Inc.	5,886	424,086
Paramount Global, Cl. B	16,145	202,943
Take-Two Interactive Software, Inc.(a)	4,925	1,096,945
The Interpublic Group of Companies, Inc.	9,789	240,809
The Trade Desk, Inc., Cl. A(a)	12,651	1,100,131
The Walt Disney Company	51,301	6,110,462
TKO Group Holdings, Inc.	1,838	308,802
Warner Bros Discovery, Inc.(a)	65,932	868,324
		137,181,920
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	50,406	9,527,742
Agilent Technologies, Inc.	7,984	916,643
Amgen, Inc.	15,330	4,523,883
Biogen, Inc.(a)	4,184	535,552
Bio-Techne Corp.	4,646	254,276
Bristol-Myers Squibb Co.	57,935	2,509,165
Charles River Laboratories International, Inc.(a)	1,361	230,880
Danaher Corp.	18,176	3,583,580
Eli Lilly & Co.	22,447	16,612,351

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.1% (continued)
Gilead Sciences, Inc.	35,733	4,012,459
Incyte Corp.(a)	4,629	346,666
IQVIA Holdings, Inc.(a)	4,671	868,152
Johnson & Johnson	68,660	11,311,048
Merck & Co., Inc.	71,655	5,597,689
Mettler-Toledo International, Inc.(a)	586	722,936
Moderna, Inc.(a)	9,624	284,485
Pfizer, Inc.	162,239	3,778,546
Regeneron Pharmaceuticals, Inc.	2,957	1,612,925
Revvity, Inc.	3,218	282,862
Thermo Fisher Scientific, Inc.	10,832	5,065,910
Vertex Pharmaceuticals, Inc.(a)	7,295	3,332,867
Viatris, Inc.	35,538	310,602
Waters Corp.(a)	1,712	494,357
West Pharmaceutical Services, Inc.	2,033	486,416
Zoetis, Inc.	12,587	1,835,059
		79,037,051
Real Estate Management & Development — .2%
CBRE Group, Inc., Cl. A(a)	8,391	1,306,815
CoStar Group, Inc.(a)	11,801	1,123,337
		2,430,152
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)	46,269	8,157,687
Analog Devices, Inc.	14,075	3,161,667
Applied Materials, Inc.	23,184	4,174,511
Broadcom, Inc.	134,176	39,407,491
Enphase Energy, Inc.(a)	4,280	138,501
First Solar, Inc.(a)	3,157	551,623
Intel Corp.	125,037	2,475,733
KLA Corp.	3,754	3,299,879
Lam Research Corp.	36,716	3,482,146
Microchip Technology, Inc.	15,313	1,035,006
Micron Technology, Inc.	31,760	3,466,287
Monolithic Power Systems, Inc.	1,342	954,484
NVIDIA Corp.	695,929	123,784,891
NXP Semiconductors NV	7,268	1,553,680
ON Semiconductor Corp.(a)	11,973	674,798
QUALCOMM, Inc.	31,296	4,593,001
Skyworks Solutions, Inc.	4,454	305,277
Teradyne, Inc.	4,496	483,005
Texas Instruments, Inc.	25,905	4,690,359
		206,390,026
Software & Services — 12.7%
Accenture PLC, Cl. A	17,821	4,759,989
Adobe, Inc.(a)	12,145	4,344,145
Akamai Technologies, Inc.(a)	4,225	322,410
Autodesk, Inc.(a)	6,162	1,867,764
Cadence Design Systems, Inc.(a)	7,847	2,860,781
Cognizant Technology Solutions Corp., Cl. A	14,400	1,033,344
CrowdStrike Holdings, Inc., Cl. A(a)	7,150	3,250,175
Datadog, Inc., Cl. A(a)	8,790	1,230,424

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Software & Services — 12.7% (continued)
EPAM Systems, Inc.(a)	1,501	236,723
Fair Isaac Corp.(a)	702	1,008,577
Fortinet, Inc.(a)	17,974	1,795,603
Gartner, Inc.(a)	2,183	739,273
Gen Digital, Inc.	15,095	445,152
GoDaddy, Inc., Cl. A(a)	4,166	673,142
International Business Machines Corp.	26,521	6,713,791
Intuit, Inc.	7,978	6,263,767
Microsoft Corp.	212,097	113,153,749
Oracle Corp.	46,413	11,778,227
Palantir Technologies, Inc., Cl. A(a)	60,700	9,611,845
Palo Alto Networks, Inc.(a)	18,831	3,269,062
PTC, Inc.(a)	3,498	751,405
Roper Technologies, Inc.	3,063	1,685,875
Salesforce, Inc.	27,380	7,073,075
ServiceNow, Inc.(a)	5,907	5,571,010
Synopsys, Inc.(a)	5,272	3,339,654
Tyler Technologies, Inc.(a)	1,216	710,825
VeriSign, Inc.	2,255	606,302
Workday, Inc., Cl. A(a)	6,297	1,444,406
		196,540,495
Technology Hardware & Equipment — 7.7%
Amphenol Corp., Cl. A	34,589	3,684,074
Apple, Inc.	426,212	88,468,825
Arista Networks, Inc.(a)	29,244	3,603,446
CDW Corp.	3,669	639,800
Cisco Systems, Inc.	113,525	7,728,782
Corning, Inc.	21,956	1,388,497
Dell Technologies, Inc., Cl. C	8,617	1,143,390
F5, Inc.(a)	1,635	512,442
Hewlett Packard Enterprise Co.	38,674	800,165
HP, Inc.	26,140	648,272
Jabil, Inc.	3,029	675,982
Keysight Technologies, Inc.(a)	5,012	821,517
Motorola Solutions, Inc.	4,804	2,108,860
NetApp, Inc.	5,852	609,369
Seagate Technology Holdings PLC	6,046	949,282
Super Micro Computer, Inc.(a)	15,001	884,609
TE Connectivity PLC	8,380	1,724,185
Teledyne Technologies, Inc.(a)	1,366	752,693
Trimble, Inc.(a)	6,621	555,436
Western Digital Corp.	9,887	778,008
Zebra Technologies Corp., Cl. A(a)	1,457	493,952
		118,971,586
Telecommunication Services — .9%
AT&T, Inc.	205,335	5,628,233
T-Mobile US, Inc.	13,635	3,250,720
Verizon Communications, Inc.	120,304	5,144,199
		14,023,152
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	3,486	402,006

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Transportation — 1.3% (continued)
CSX Corp.	53,248	1,892,434
Delta Air Lines, Inc.	18,984	1,010,139
Expeditors International of Washington, Inc.	4,053	471,121
FedEx Corp.	6,199	1,385,414
J.B. Hunt Transport Services, Inc.	2,098	302,217
Norfolk Southern Corp.	6,343	1,763,354
Old Dominion Freight Line, Inc.	5,304	791,622
Southwest Airlines Co.	15,843	490,024
Uber Technologies, Inc.(a)	59,622	5,231,830
Union Pacific Corp.	17,133	3,803,012
United Airlines Holdings, Inc.(a)	9,555	843,802
United Parcel Service, Inc., Cl. B	20,887	1,799,624
		20,186,599
Utilities — 2.4%
Alliant Energy Corp.	7,577	492,581
Ameren Corp.	7,699	778,600
American Electric Power Co., Inc.	15,379	1,739,980
American Water Works Co., Inc.	5,622	788,429
Atmos Energy Corp.	4,608	718,479
CenterPoint Energy, Inc.	18,944	735,406
CMS Energy Corp.	8,332	614,902
Consolidated Edison, Inc.	10,239	1,059,737
Constellation Energy Corp.	9,011	3,134,386
Dominion Energy, Inc.	24,352	1,423,374
DTE Energy Co.	6,056	838,211
Duke Energy Corp.	21,991	2,674,985
Edison International	10,530	548,824
Entergy Corp.	12,613	1,140,594
Evergy, Inc.	6,369	450,925
Eversource Energy	10,396	687,176
Exelon Corp.	28,955	1,301,238
FirstEnergy Corp.	14,733	629,246
NextEra Energy, Inc.	58,625	4,165,893
NiSource, Inc.	12,820	544,209
NRG Energy, Inc.	5,590	934,648
PG&E Corp.	61,091	856,496
Pinnacle West Capital Corp.	3,413	309,286
PPL Corp.	21,504	767,478
Public Service Enterprise Group, Inc.	14,366	1,289,923
Sempra	18,433	1,505,607
The AES Corp.	21,781	286,420
The Southern Company	31,303	2,957,507
Vistra Corp.	9,607	2,003,444
WEC Energy Group, Inc.	9,263	1,010,408
Xcel Energy, Inc.	16,598	1,218,957
		37,607,349
Total Common Stocks (cost $275,425,348)		1,533,468,053

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $16,290,654)	4.43	16,290,654	16,290,654
Total Investments (cost $291,716,002)		100.0%	1,549,758,707
Cash and Receivables (Net)		(.0%)	657,983
Net Assets		100.0%	1,550,416,690

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
S&P 500 E-Mini	57	9/19/2025	18,232,616	18,166,613	(66,003)
Gross Unrealized Depreciation					(66,003)
See notes to statement of investments.

Statement of Investments
BNY Mellon Institutional S&P 500 Stock Index Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,533,468,053	—	—	1,533,468,053
Investment Companies	16,290,654	—	—	16,290,654
	1,549,758,707	—	—	1,549,758,707
Liabilities ($)
Other Financial Instruments:
Futures††	(66,003)	—	—	(66,003)
	(66,003)	—	—	(66,003)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,257,976,702, consisting of $1,270,131,791 gross unrealized appreciation and $12,155,089 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.